Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000116490
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CBHAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class A @ NAV - $14,339	Victory Market Neutral Income Fund Class A @ MOP - $13,520	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,200
6/15	$10,000	$9,429	$10,000	$10,000
6/16	$10,254	$9,668	$10,600	$10,021
6/17	$10,743	$10,129	$10,567	$10,072
6/18	$11,320	$10,673	$10,525	$10,210
6/19	$11,546	$10,886	$11,353	$10,448
6/20	$12,159	$11,465	$12,345	$10,620
6/21	$12,443	$11,732	$12,304	$10,630
6/22	$12,569	$11,851	$11,038	$10,648
6/23	$12,723	$11,997	$10,934	$11,046
6/24	$13,286	$12,528	$11,222	$11,650
6/25	$14,339	$13,520	$11,904	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.92%	3.35%	3.67%
Class A @ MOP	1.75%	2.13%	3.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,620,750,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 9,273,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%

Material Fund Change [Text Block]

C000116492
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CBHCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class C @ NAV - $13,508	Victory Market Neutral Income Fund Class C @ CDSC - $13,508	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,200
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$10,175	$10,175	$10,600	$10,021
6/17	$10,585	$10,585	$10,567	$10,072
6/18	$11,076	$11,076	$10,525	$10,210
6/19	$11,208	$11,208	$11,353	$10,448
6/20	$11,722	$11,722	$12,345	$10,620
6/21	$11,887	$11,887	$12,304	$10,630
6/22	$11,923	$11,923	$11,038	$10,648
6/23	$11,986	$11,986	$10,934	$11,046
6/24	$12,517	$12,517	$11,222	$11,650
6/25	$13,508	$13,508	$11,904	$12,200

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	7.16%	2.57%	3.05%
Class C @ CDSC	6.16%	2.57%	3.05%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,620,750,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 9,273,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%

Material Fund Change [Text Block]

C000116493
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CBHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class I - $2,957,484	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $2,440,093
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,055,344	$2,120,028	$2,004,270
6/17	$2,160,337	$2,113,357	$2,014,302
6/18	$2,281,685	$2,104,962	$2,041,939
6/19	$2,333,100	$2,270,606	$2,089,517
6/20	$2,468,225	$2,469,049	$2,124,003
6/21	$2,532,871	$2,460,821	$2,126,017
6/22	$2,566,346	$2,207,550	$2,129,522
6/23	$2,609,543	$2,186,848	$2,209,290
6/24	$2,733,304	$2,244,384	$2,329,949
6/25	$2,957,484	$2,380,754	$2,440,093

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	8.20%	3.68%	3.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,620,750,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 9,273,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%

Material Fund Change [Text Block]

C000219860
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Member Class
Trading Symbol	CBHMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Member Class - $11,966	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,483
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$10,305	$9,942	$10,005
6/22	$10,428	$8,919	$10,021
6/23	$10,590	$8,835	$10,397
6/24	$11,067	$9,068	$10,964
6/25	$11,966	$9,619	$11,483

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	8.12%	3.93%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	3.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,620,750,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 9,273,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%

Material Fund Change [Text Block]

C000139051
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the health care and consumer discretionary sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology and communication services sectors detracted from relative performance; and

  Stock selection in the industrials and financials sectors detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $27,447	S&P 500® Index (regulatory broad based index) - $35,936	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $28,437
6/15	$10,000	$10,000	$10,000
6/16	$10,278	$10,399	$10,319
6/17	$12,305	$12,260	$12,399
6/18	$13,957	$14,023	$14,114
6/19	$15,053	$15,483	$15,276
6/20	$14,734	$16,645	$14,998
6/21	$20,997	$23,436	$21,450
6/22	$19,184	$20,948	$19,666
6/23	$21,605	$25,053	$22,222
6/24	$24,429	$31,204	$25,214
6/25	$27,447	$35,936	$28,437

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.36%	13.25%	10.62%
S&P 500® Index	15.16%	16.64%	13.65%
Nasdaq Victory US Large Cap 500 Volatility Weighted Index	12.78%	13.65%	11.02%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 527,538,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 1,584,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$527,538
Number of Holdings	507
Investment Advisory Fees	$1,584
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.6%
Energy	4.3%
Materials	4.8%
Utilities	7.5%
Consumer Staples	8.3%
Consumer Discretionary	9.2%
Health Care	11.2%
Information Technology	12.6%
Industrials	18.7%
Financials	19.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	0.4%
Linde PLC	0.4%
CME Group, Inc.	0.4%
Atmos Energy Corp.	0.3%
Marsh & McLennan Cos., Inc.	0.3%
Automatic Data Processing, Inc.	0.3%
Cencora, Inc.	0.3%
The Coca-Cola Co.	0.3%
Republic Services, Inc.	0.3%
Intercontinental Exchange, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000157586
Shareholder Report [Line Items]
Fund Name	VictoryShares International Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Volatility Wtd ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector was a positive contributor to relative performance; and

  Stock selection in the health care and materials sectors contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the communication services sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $18,744	MSCI EAFE Index (regulatory broad based index) - $19,062	Nasdaq Victory International 500 Volatility Weighted Index - $19,390
8/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$9,342	$9,115	$9,399
6/17	$11,065	$10,962	$11,179
6/18	$11,908	$11,712	$12,054
6/19	$11,950	$11,838	$12,125
6/20	$11,087	$11,231	$11,274
6/21	$14,699	$14,864	$14,985
6/22	$12,333	$12,223	$12,616
6/23	$13,930	$14,517	$14,306
6/24	$15,073	$16,192	$15,527
6/25	$18,744	$19,062	$19,390

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	24.36%Footnote Reference	11.07%	6.58%
MSCI EAFE Index	17.73%	11.16%	6.76%
Nasdaq Victory International 500 Volatility Weighted Index	24.88%	11.46%	6.94%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 113,859,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 401,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$113,859
Number of Holdings	507
Investment Advisory Fees	$401
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	4.9%
Information Technology	5.5%
Materials	6.2%
Utilities	6.2%
Communication Services	6.5%
Health Care	6.7%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	18.2%
Financials	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swisscom AG, Registered Shares	0.4%
Koninklijke KPN NV	0.4%
Telstra Group Ltd.	0.4%
Coles Group Ltd.	0.4%
Deutsche Boerse AG	0.4%
Danone SA	0.4%
Engie SA	0.4%
Orange SA	0.4%
Terna - Rete Elettrica Nazionale	0.4%
Royal Bank of Canada	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000157588
Shareholder Report [Line Items]
Fund Name	VictoryShares US Large Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector, and overweight allocation to the utilities sector, contributed positively to relative performance; and

  Stock selection in the information technology and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the industrials sector and overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the consumer staples and materials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $26,240	S&P 500® Index (regulatory broad based index) - $35,611	Russell 1000® Value Index - $23,941	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $27,237
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,062	$10,305	$10,225	$11,103
6/17	$12,762	$12,150	$11,813	$12,857
6/18	$14,067	$13,896	$12,613	$14,226
6/19	$15,135	$15,343	$13,680	$15,370
6/20	$13,201	$16,495	$12,471	$13,431
6/21	$19,503	$23,224	$17,919	$19,934
6/22	$20,575	$20,759	$16,697	$21,120
6/23	$20,752	$24,826	$18,624	$21,372
6/24	$23,293	$30,922	$21,055	$24,075
6/25	$26,240	$35,611	$23,941	$27,237

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.65%	14.73%	10.15%
S&P 500® Index	15.16%	16.64%	13.57%
Russell 1000® Value Index	13.70%	13.93%	9.14%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index	13.14%	15.19%	10.56%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 349,417,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,039,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$349,417
Number of Holdings	101
Investment Advisory Fees	$1,039
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	2.4%
Industrials	2.4%
Consumer Discretionary	2.9%
Information Technology	3.2%
Communication Services	4.1%
Health Care	7.6%
Energy	11.5%
Financials	18.6%
Consumer Staples	21.7%
Utilities	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.8%
CME Group, Inc.	1.6%
The Coca-Cola Co.	1.5%
WEC Energy Group, Inc.	1.5%
PPL Corp.	1.4%
CMS Energy Corp.	1.4%
Duke Energy Corp.	1.4%
The Southern Co.	1.4%
DTE Energy Co.	1.4%
Johnson & Johnson	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000157589
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to relative performance; and

  Stock selection in the financials sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector detracted from relative performance; and

  Stock selection in the consumer discretionary sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $22,356	Russell 3000® Index (regulatory broad based index) - $33,567	Russell 2000® Value Index - $19,244	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $23,257
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$10,415	$10,137	$9,786	$10,448
6/17	$12,298	$12,013	$12,218	$12,389
6/18	$14,468	$13,789	$13,819	$14,623
6/19	$14,366	$15,027	$12,957	$14,560
6/20	$12,411	$16,008	$10,693	$12,596
6/21	$21,066	$23,078	$18,528	$21,506
6/22	$19,010	$19,878	$15,512	$19,504
6/23	$19,317	$23,646	$16,443	$19,910
6/24	$20,867	$29,114	$18,235	$21,602
6/25	$22,356	$33,567	$19,244	$23,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.14%	12.49%	8.39%
Russell 3000® Index	15.30%	15.96%	12.90%
Russell 2000® Value Index	5.54%	12.47%	6.78%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index	7.66%	13.05%	8.82%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 271,534,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 868,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$271,534
Number of Holdings	105
Investment Advisory Fees	$868
Portfolio Turnover	66%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.3%
Information Technology	1.3%
Communication Services	3.1%
Consumer Staples	5.1%
Industrials	7.3%
Materials	8.2%
Energy	10.0%
Consumer Discretionary	11.7%
Utilities	25.0%
FinancialsFootnote Reference**	26.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

IDACORP, Inc.	1.9%
Sensient Technologies Corp.	1.8%
TXNM Energy, Inc.	1.8%
Portland General Electric Co.	1.7%
New Jersey Resources Corp.	1.6%
Black Hills Corp.	1.6%
Northwest Natural Holding Co.	1.5%
American States Water Co.	1.5%
ONE Gas, Inc.	1.5%
Avista Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000180597
Shareholder Report [Line Items]
Fund Name	VictoryShares Dividend Accelerator ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the financials sector was a positive contributor to relative performance; and

  Stock selection in the health care sector contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer staples sector detracted from relative performance; and

  Stock selection in the consumer staples and industrials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $23,792	S&P 500® Index (regulatory broad based index) - $30,367	Nasdaq Victory Dividend Accelerator Index - $24,519
4/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$10,305	$10,360	$10,310
6/18	$11,473	$11,850	$11,521
6/19	$13,492	$13,084	$13,604
6/20	$13,793	$14,066	$13,954
6/21	$18,666	$19,804	$18,952
6/22	$17,827	$17,702	$18,169
6/23	$20,265	$21,170	$20,732
6/24	$21,645	$26,369	$22,221
6/25	$23,792	$30,367	$24,519

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	9.92%	11.52%	11.15%
S&P 500® Index	15.16%	16.64%	14.50%
Nasdaq Victory Dividend Accelerator Index	10.34%	11.93%	11.55%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 238,219,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 738,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,219
Number of Holdings	76
Investment Advisory Fees	$738
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Information Technology	4.2%
Utilities	4.4%
Consumer Discretionary	5.7%
Health Care	7.0%
Materials	8.0%
Industrials	14.6%
Financials	22.6%
Consumer StaplesFootnote Reference**	29.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Franklin Resources, Inc.	4.5%
T. Rowe Price Group, Inc.	3.5%
Altria Group, Inc.	3.5%
Hormel Foods Corp.	2.9%
Archer-Daniels-Midland Co.	2.6%
Target Corp.	2.4%
Medtronic PLC	2.2%
Stanley Black & Decker, Inc.	2.1%
Kimberly-Clark Corp.	2.1%
Emerson Electric Co.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000180594
Shareholder Report [Line Items]
Fund Name	VictoryShares US Multi-Factor Minimum Volatility ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in health care and consumer staples sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the health care sector and underweight allocation to the financials sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $22,975	S&P 500® Index (regulatory broad based index) - $29,173	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $23,598
6/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$9,946	$9,953	$9,947
6/18	$11,279	$11,384	$11,322
6/19	$12,911	$12,569	$13,008
6/20	$13,146	$13,513	$13,287
6/21	$16,626	$19,025	$16,864
6/22	$16,286	$17,005	$16,586
6/23	$18,427	$20,338	$18,844
6/24	$20,884	$25,332	$21,432
6/25	$22,975	$29,173	$23,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	10.01%	11.81%	10.92%
S&P 500® Index	15.16%	16.64%	14.27%
Nasdaq Victory US Multi-Factor Minimum Volatility Index	10.11%	12.17%	11.29%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 110,893,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 365,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$110,893
Number of Holdings	63
Investment Advisory Fees	$365
Portfolio Turnover	71%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.6%
Materials	1.9%
Consumer Discretionary	3.4%
Energy	6.1%
Communication Services	8.6%
Financials	10.3%
Consumer Staples	13.2%
Health Care	14.5%
Industrials	16.2%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Apple, Inc.	9.0%
Alphabet, Inc., Class A	5.5%
Walmart, Inc.	4.2%
The Procter & Gamble Co.	3.5%
Johnson & Johnson	3.5%
Lockheed Martin Corp.	3.3%
AbbVie, Inc.	3.3%
Exxon Mobil Corp.	3.2%
The Cigna Group	3.2%
Republic Services, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000139053
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the health care and consumer discretionary sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight position in the information technology and communication services sectors detracted from relative performance; and

  Stock selection in the industrials and financials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $22,824	S&P 500® Index (regulatory broad based index) - $35,936	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $23,737
6/15	$10,000	$10,000	$10,000
6/16	$10,279	$10,399	$10,319
6/17	$12,306	$12,260	$12,399
6/18	$13,958	$14,023	$14,114
6/19	$14,054	$15,483	$14,265
6/20	$15,107	$16,645	$15,394
6/21	$20,965	$23,436	$21,443
6/22	$19,147	$20,948	$19,659
6/23	$19,123	$25,053	$19,733
6/24	$20,314	$31,204	$21,047
6/25	$22,824	$35,936	$23,737

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.36%	8.60%	8.60%
S&P 500® Index	15.16%	16.64%	13.65%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index	12.78%	9.05%	9.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 416,923,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 1,284,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$416,923
Number of Holdings	508
Investment Advisory Fees	$1,284
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.6%
Energy	4.3%
Materials	4.8%
Utilities	7.5%
Consumer Staples	8.3%
Consumer Discretionary	9.2%
Health Care	11.2%
Information Technology	12.6%
Industrials	18.7%
Financials	19.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	0.4%
Linde PLC	0.4%
CME Group, Inc.	0.4%
Atmos Energy Corp.	0.3%
Marsh & McLennan Cos., Inc.	0.3%
Automatic Data Processing, Inc.	0.3%
Cencora, Inc.	0.3%
The Coca-Cola Co.	0.3%
Republic Services, Inc.	0.3%
Intercontinental Exchange, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000139055
Shareholder Report [Line Items]
Fund Name	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector, and overweight allocation to the utilities sector, contributed positively to relative performance; and

  Stock selection in the information technology and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the industrials sector, and overweight allocation to the energy sector, detracted from relative performance; and

  Stock selection in the consumer staples and materials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $24,892	Russell 1000® Index (regulatory broad based index) - $35,016	Russell 1000® Value Index - $24,084	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $26,005
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$11,289	$10,293	$10,286	$11,346
6/17	$13,023	$12,149	$11,883	$13,138
6/18	$14,355	$13,916	$12,688	$14,537
6/19	$14,574	$15,310	$13,762	$14,825
6/20	$15,375	$16,455	$12,546	$15,683
6/21	$21,880	$23,543	$18,026	$22,421
6/22	$23,080	$20,474	$16,797	$23,755
6/23	$20,842	$24,438	$18,735	$21,575
6/24	$22,095	$30,274	$21,181	$22,986
6/25	$24,892	$35,016	$24,084	$26,005

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.66%	10.12%	9.55%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index	13.14%	10.64%	10.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 733,712,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,361,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$733,712
Number of Holdings	102
Investment Advisory Fees	$2,361
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	2.4%
Industrials	2.4%
Consumer Discretionary	2.9%
Information Technology	3.2%
Communication Services	4.1%
Health Care	7.6%
Energy	11.5%
Financials	18.6%
Consumer Staples	21.7%
Utilities	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.8%
CME Group, Inc.	1.6%
The Coca-Cola Co.	1.5%
WEC Energy Group, Inc.	1.5%
PPL Corp.	1.4%
CMS Energy Corp.	1.4%
Duke Energy Corp.	1.4%
The Southern Co.	1.4%
DTE Energy Co.	1.4%
Johnson & Johnson	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000243210
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to relative performance; and

  Stock selection in the information technology sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight position in the financials sector detracted from relative performance; and

  Stock selection in the energy sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $14,531	Russell 1000® Index (regulatory broad based index) - $14,618	Victory U.S. Large Cap Free Cash Flow Index - $14,681	Russell 1000® Value Index - $13,089
6/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/23	$10,159	$10,202	$10,161	$10,182
9/23	$10,419	$9,881	$10,438	$9,860
12/23	$11,416	$11,064	$11,448	$10,796
3/24	$13,098	$12,203	$13,153	$11,767
6/24	$12,535	$12,638	$12,599	$11,512
9/24	$13,537	$13,407	$13,625	$12,597
12/24	$13,906	$13,775	$14,013	$12,348
3/25	$14,031	$13,157	$14,158	$12,611
6/25	$14,531	$14,618	$14,681	$13,089

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	15.93%Footnote Reference	20.27%Footnote Reference
Russell 1000® Index	15.66%	20.63%
Victory U.S. Large Cap Free Cash Flow Index	16.52%	20.88%
Russell 1000® Value Index	13.70%	14.22%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,303,779,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,366,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$4,303,779
Number of Holdings	51
Investment Advisory Fees	$7,366
Portfolio Turnover	142%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	1.5%
Utilities	1.8%
Industrials	3.7%
Communication Services	6.4%
Consumer Discretionary	16.5%
Information Technology	17.8%
Energy	22.3%
Health CareFootnote Reference**	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

QUALCOMM, Inc.	4.0%
The Cigna Group	3.9%
UnitedHealth Group, Inc.	3.7%
Merck & Co., Inc.	3.6%
Expedia Group, Inc.	3.1%
Royalty Pharma PLC, Class A	2.9%
Zoom Communications, Inc.	2.8%
Exxon Mobil Corp.	2.6%
Omnicom Group, Inc.	2.5%
Amgen, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000243212
Shareholder Report [Line Items]
Fund Name	VictoryShares Small Cap Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to relative performance; and

  Stock selection in the health care and industrials sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the communication services sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,686	Russell 3000® Index (regulatory broad based index) - $13,305	Victory U.S. Small Cap Free Cash Flow Index - $10,808	Russell 2000® Value Index - $10,653
12/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/24	$10,483	$11,540	$10,533	$10,095
6/25	$10,686	$13,305	$10,808	$10,653

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	1.94%	4.43%
Russell 3000® Index	15.30%	20.54%
Victory U.S. Small Cap Free Cash Flow Index	2.61%	5.22%
Russell 2000® Value Index	5.54%	4.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 281,914,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 794,000
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$281,914
Number of Holdings	205
Investment Advisory Fees	$794
Portfolio Turnover	125%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.1%
Materials	2.4%
Financials	2.6%
Consumer Staples	3.6%
Communication Services	7.7%
Information Technology	12.4%
Health Care	13.3%
Industrials	16.1%
Consumer Discretionary	19.3%
Energy	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Jazz Pharmaceuticals PLC	1.7%
Oscar Health, Inc., Class A	1.6%
Symbotic, Inc.	1.5%
Cal-Maine Foods, Inc.	1.5%
Lyft, Inc., Class A	1.4%
Chord Energy Corp.	1.4%
Core Natural Resources, Inc.	1.3%
Clear Secure, Inc., Class A	1.2%
Toll Brothers, Inc.	1.2%
RingCentral, Inc., Class A	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000255423
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$23Footnote Reference**	0.39%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the communication services and consumer discretionary sectors contributed to relative performance.

Top detractors from performance:

  The Fund’s overweight position in the health care sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,518	Russell 1000® Index (regulatory broad based index) - $10,288	Russell 1000® Growth Index - $10,546	Victory US Free Cash Flow Growth Index - $10,560
12/24Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/24	$9,514	$9,694	$9,941	$9,516
1/25	$9,936	$10,003	$10,137	$9,941
2/25	$9,468	$9,828	$9,773	$9,475
3/25	$8,679	$9,259	$8,950	$8,689
4/25	$9,193	$9,204	$9,108	$9,208
5/25	$10,023	$9,792	$9,914	$10,042
6/25	$10,518	$10,288	$10,546	$10,560

Average Annual Return [Table Text Block]
Since Inception
Fund @ Net Asset Value	5.18%
Russell 1000® Index	2.88%
Russell 1000® Growth Index	5.46%
Victory US Free Cash Flow Growth Index	5.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 538,630,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 528,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$538,630
Number of Holdings	101
Investment Advisory Fees	$528
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Health Care	10.1%
Communication Services	13.3%
Consumer Discretionary	18.1%
Industrials	18.4%
Information TechnologyFootnote Reference**	37.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Broadcom, Inc.	4.1%
Netflix, Inc.	3.9%
Meta Platforms, Inc., Class A	3.2%
Booking Holdings, Inc.	2.8%
Spotify Technology SA	2.8%
GE Vernova, Inc.	2.6%
AppLovin Corp., Class A	2.4%
DoorDash, Inc., Class A	2.4%
Palantir Technologies, Inc., Class A	2.1%
NVIDIA Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000261505
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow ETF	$1Footnote Reference**	0.56%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 1	[2]
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Material Change Description [Text Block]

What affected the Fund’s performance during the last reporting period?

Given the Fund’s recent commencement of operations (June 26, 2025), there is limited attribution data for this ﬁscal year. However, during the period referenced, the slight outperformance relative to the Index can be attributed to the Fund’s overweight allocation to the industrials sector, as well as security selection in the materials sector. The Fund’s overweight allocation to the energy sector detracted from relative performance during the period.

AssetsNet	$ 11,533,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0	[3]
InvestmentCompanyPortfolioTurnover	0.00%	[4]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$11,533
Number of Holdings	100
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.1%
Consumer Staples	4.8%
Health Care	8.2%
Materials	8.4%
Information Technology	8.6%
Consumer Discretionary	16.2%
Energy	22.7%
Industrials	27.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Shell PLC	4.0%
Denso Corp.	2.4%
BP PLC	2.3%
Equinor ASA	2.2%
Shin-Etsu Chemical Co. Ltd.	1.9%
Sanofi SA	1.8%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Canadian Natural Resources Ltd.	1.7%
Takeda Pharmaceutical Co. Ltd.	1.7%
International Consolidated Airlines Group SA	1.7%

Material Fund Change [Text Block]

C000261506
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow Growth ETF	$1Footnote Reference**	0.56%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 1	[5]
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Material Change Description [Text Block]

What affected the Fund’s performance during the last reporting period?

Given the Fund’s recent commencement of operations (June 26, 2025), there is limited attribution data for this ﬁscal year. However, during the period referenced, the slight outperformance relative to the Index can be attributed to the Fund’s underweight allocation to the financials sector, as well as the Fund’s overweight allocation to the industrials sector. There were no material detractors during the period.

AssetsNet	$ 11,568,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 0	[6]
InvestmentCompanyPortfolioTurnover	0.00%	[7]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$11,568
Number of Holdings	99
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	1.1%
Energy	2.9%
Materials	7.3%
Health Care	7.5%
Communication Services	7.7%
Consumer Discretionary	16.7%
Information Technology	19.2%
Industrials	37.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Siemens Energy AG	3.8%
Rolls-Royce Holdings PLC	3.7%
Sea Ltd., ADR	3.3%
International Consolidated Airlines Group SA	3.0%
Agnico Eagle Mines Ltd., ADR	2.6%
Rheinmetall AG	2.5%
Novo Nordisk A/S, Class B	2.3%
Kinross Gold Corp.	2.3%
ASML Holding NV	2.2%
Thales SA	2.1%

Material Fund Change [Text Block]

C000210928
Shareholder Report [Line Items]
Fund Name	VictoryShares Short-Term Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 YR Credit Index (the “Index”). for the 12-month period ending June 30, 2025.

The Fund continued to hold a diversified portfolio of primarily investment-grade bonds.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included tobacco, real estate investment trusts, non-agency commercial mortgage-backed securities, property & casualty, and banking.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, the Fund’s allocation to below investment grade, BBB and single A rated bonds performed the best.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  The Fund’s duration relative to the Index added slightly to relative performance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included taxable municipal bonds, Treasuries, independent exploration & production, collateralized mortgage obligations, and chemicals.

  From a credit perspective, the Fund’s allocation to AA and AAA rated bonds provided the least benefit relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $12,897	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,189	Bloomberg 1-3 Year Credit Index - $12,164
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$10,006	$9,893	$9,999
6/19	$10,497	$10,671	$10,480
6/20	$10,922	$11,604	$10,933
6/21	$11,303	$11,565	$11,076
6/22	$10,881	$10,375	$10,664
6/23	$11,242	$10,278	$10,812
6/24	$12,059	$10,548	$11,421
6/25	$12,897	$11,189	$12,164

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.95%	3.38%	3.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.47%
Bloomberg 1-3 Year Credit Index	6.50%	2.16%	2.58%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,289,242,000
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 2,303,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,289,242
Number of Holdings	819
Investment Advisory Fees	$2,303
Portfolio Turnover	33%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	34.2%
Asset-Backed Securities	25.9%
U.S. Treasury Obligations	16.5%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	3.6%
OtherFootnote Reference**	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000210929
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Intermediate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries, agency mortgage-backed securities, and highly rated asset-backed securities and a reduced allocation to corporate bonds.

Top contributors to performance:

  The Fund’s security selection within corporate bonds was the primary contributor to outperformance.

  Banking, insurance, food & beverage, health care, and technology were the sub-sectors that contributed most positively to relative performance.

  The Fund’s overweight to, and security selection within, commercial mortgage-backed securities contributed to relative performance.

  Security selection in Agency Callable securities contributed to relative performance.

  The Fund’s overweight allocation to and security selection of BBB-rated securities were the largest credit rating factors that contributed to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the conventional 30-year mortgage-backed securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,787	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,189
10/17Footnote Reference*	$10,000	$10,000
6/18	$9,875	$9,893
6/19	$10,776	$10,671
6/20	$11,604	$11,604
6/21	$11,900	$11,565
6/22	$10,669	$10,375
6/23	$10,682	$10,278
6/24	$11,080	$10,548
6/25	$11,787	$11,189

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.38%	0.31%	2.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.47%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,342,613,000
Holdings Count | Holding	1,128
Advisory Fees Paid, Amount	$ 6,945,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,342,613
Number of Holdings	1,128
Investment Advisory Fees	$6,945
Portfolio Turnover	19%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	22.4%
U.S. Government Agency Mortgages	13.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	5.2%
Yankee Dollars	5.0%
OtherFootnote Reference**	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000230774
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Plus Intermediate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Intermediate Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgages-backed securities.

The Fund’s performance was driven primarily by security selection and asset allocation.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, our best performing security types and sectors were asset-backed securities, the insurance sector, and the consumer cyclical sector.

  In addition, an underweight allocation to commercial mortgage-backed securities, equipment asset-backed securities, and other asset-backed securities contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to Treasuries detracted from relative performance.

  The Fund’s exposures to utilities and consumer non-cyclical sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $10,081	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,652
10/21Footnote Reference*	$10,000	$10,000
6/22	$8,880	$8,949
6/23	$9,037	$8,865
6/24	$9,431	$9,099
6/25	$10,081	$9,652

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	6.89%	0.22%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.94%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,023,207,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 1,921,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,023,207
Number of Holdings	1,195
Investment Advisory Fees	$1,921
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	22.6%
Corporate Bonds	18.7%
Asset-Backed Securities	18.0%
U.S. Government Agency Mortgages	16.8%
Collateralized Mortgage Obligations	9.2%
Yankee Dollars	4.4%
Municipal Bonds	3.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000230773
Shareholder Report [Line Items]
Fund Name	VictoryShares Corporate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries and a lower allocation to high yield and lower-rated corporate bonds. The Fund’s performance was driven primarily by security selection.

Top contributors to performance:

  Relative to the Bloomberg U.S. Corporate Bond Index, the Fund’s best performing sectors included banking, electric utilities and technology.

  The Fund benefited from an overweight allocation to, and security selection in, BBB-rated securities.

  Changes in yield across the maturity spectrum throughout the reporting period contributed to relative performance for the Fund.

Top detractors from performance:

  The Fund’s exposure to retailers and wirelines, as well as an allocation to Treasuries, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $9,730	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,652	Bloomberg U.S. Corporate Bond Index - $9,725
10/21Footnote Reference*	$10,000	$10,000	$10,000
6/22	$8,463	$8,949	$8,561
6/23	$8,619	$8,865	$8,694
6/24	$9,090	$9,099	$9,097
6/25	$9,730	$9,652	$9,725

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	7.05%	-0.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.94%
Bloomberg U.S. Corporate Bond Index	6.91%	-0.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 139,979,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 482,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$139,979
Number of Holdings	416
Investment Advisory Fees	$482
Portfolio Turnover	16%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	77.9%
Yankee Dollars	16.6%
U.S. Treasury Obligations	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000250755
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Economic Cycle Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Economic Cycle Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a maturing economic cycle, with moderate economic activity and an increase in economic and trade policy uncertainty.

Top contributors to performance:

  The largest positive contributor to relative performance was yield curve positioning, with an overweight position in intermediate-term bonds and an underweight position in longer duration corporate bonds.

Top detractors from performance:

  The largest detractor from relative performance was an overweight position in longer duration treasury bonds and an underweight position in corporate bonds as interest rates moved higher and credit spreads remained narrow.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	WestEnd Economic Cycle Bond ETF - $10,467	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,541	Bloomberg U.S. Government/Credit Bond Index - $10,529
6/24Footnote Reference*	$10,000	$10,000	$10,000
6/24	$9,929	$9,937	$9,943
9/24	$10,478	$10,453	$10,451
12/24	$10,055	$10,133	$10,129
3/25	$10,355	$10,415	$10,402
6/25	$10,467	$10,541	$10,529

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	5.42%	4.55%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.26%
Bloomberg U.S. Government/Credit Bond Index	5.89%	5.14%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 113,378,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 229,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$113,378
Number of Holdings	424
Investment Advisory Fees	$229
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	62.1%
Corporate Bonds	31.7%
Yankee Dollars	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000261507
Shareholder Report [Line Items]
Fund Name	VictoryShares Pioneer Asset-Based Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Pioneer Asset-Based Income ETF	$1Footnote Reference**	0.70%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 1	[8]
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
AssetsNet	$ 2,501,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0	[9]
InvestmentCompanyPortfolioTurnover	0.00%	[10]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,501
Number of Holdings	2
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	59.9%

Material Fund Change [Text Block]
C000210925
Shareholder Report [Line Items]
Fund Name	VictoryShares US Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the financials sector contributed positively to relative performance; and

  Stock selection in the consumer staples sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the materials sector detracted from relative performance; and

  Stock selection in the industrials and consumer discretionary sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $19,428	Russell 1000® Index (regulatory broad based index) - $27,036	Nasdaq US 500 Large Cap Index - $27,731	Nasdaq Victory US Value Momentum Index - $19,769
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,745	$10,721	$10,346
6/19	$10,491	$11,821	$11,870	$10,530
6/20	$9,448	$12,705	$12,928	$9,488
6/21	$13,890	$18,178	$18,266	$13,991
6/22	$12,926	$15,808	$15,934	$13,045
6/23	$14,088	$18,869	$19,093	$14,254
6/24	$16,775	$23,375	$23,844	$17,022
6/25	$19,428	$27,036	$27,731	$19,769

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.81%Footnote Reference	15.51%Footnote Reference	9.03%
Russell 1000® Index	15.66%	16.30%	13.82%
Nasdaq US 500 Large Cap Index	16.30%	16.49%	14.20%
Nasdaq Victory US Value Momentum Index	16.14%	15.81%	9.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 166,121,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$166,121
Number of Holdings	126
Investment Advisory Fees	$234
Portfolio Turnover	95%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	3.9%
Consumer Discretionary	5.8%
Real Estate	6.4%
Communication Services	7.2%
Utilities	8.1%
Consumer Staples	8.3%
Industrials	9.4%
Health Care	12.4%
Information Technology	14.1%
Financials	21.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Atmos Energy Corp.	1.3%
CenterPoint Energy, Inc.	1.2%
The TJX Cos., Inc.	1.2%
Duke Energy Corp.	1.2%
CME Group, Inc.	1.2%
VICI Properties, Inc.	1.2%
NiSource, Inc.	1.2%
Ameren Corp.	1.2%
Exelon Corp.	1.2%
Abbott Laboratories	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000210930
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Mid Cap Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the real estate and utilities sectors contributed positively to relative performance; and

  Stock selection in the industrials sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $18,789	Russell 3000® Index (regulatory broad based index) - $26,215	Nasdaq US 1300 Small Mid Cap Index - $19,042	Nasdaq Victory US Small Mid Cap Value Momentum Index - $19,303
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,768	$11,029	$10,873
6/19	$10,417	$11,736	$11,073	$10,471
6/20	$9,453	$12,502	$10,388	$9,531
6/21	$15,169	$18,024	$16,787	$15,333
6/22	$12,858	$15,524	$13,272	$13,031
6/23	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$22,737	$17,487	$17,402
6/25	$18,789	$26,215	$19,042	$19,303

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	10.46%	14.73%	8.56%
Russell 3000® Index	15.30%	15.96%	13.37%
Nasdaq US 1300 Small Mid Cap Index	8.89%	12.89%	8.75%
Nasdaq Victory US Small Mid Cap Value Momentum Index	10.92%	15.16%	8.94%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 953,774,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 808,000
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$953,774
Number of Holdings	295
Investment Advisory Fees	$808
Portfolio Turnover	112%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	4.0%
Energy	4.5%
Consumer Staples	4.8%
Utilities	6.0%
Real Estate	8.1%
Information Technology	9.3%
Consumer Discretionary	11.8%
Industrials	13.1%
Financials	15.6%
Health Care	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Innoviva, Inc.	0.8%
Evergy, Inc.	0.8%
Pinnacle West Capital Corp.	0.7%
Agree Realty Corp.	0.7%
OGE Energy Corp.	0.7%
Post Holdings, Inc.	0.6%
Dynex Capital, Inc.	0.6%
Avista Corp.	0.6%
Enact Holdings, Inc.	0.6%
Black Hills Corp.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000210926
Shareholder Report [Line Items]
Fund Name	VictoryShares International Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to relative performance; and

  Stock selection in the financials and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the consumer discretionary sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $15,146	MSCI All Country World Index (regulatory broad based index) - $21,180	Nasdaq DM Ex United States Large Mid Cap Index - $16,190	Nasdaq Victory International Value Momentum Index - $15,616
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$10,940	$10,036	$9,449
6/20	$8,234	$11,170	$9,580	$8,299
6/21	$10,923	$15,556	$12,886	$11,060
6/22	$9,163	$13,106	$10,575	$9,309
6/23	$10,308	$15,273	$12,395	$10,540
6/24	$11,732	$18,232	$13,748	$12,047
6/25	$15,146	$21,180	$16,190	$15,616

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	29.09%Footnote Reference	12.96%	5.55%
MSCI All Country World Index	16.17%	13.65%	10.26%
Nasdaq DM Ex United States Large Mid Cap Index	17.76%	11.06%	6.47%
Nasdaq Victory International Value Momentum Index	29.62%	13.48%	5.97%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 264,953,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 584,000
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$264,953
Number of Holdings	191
Investment Advisory Fees	$584
Portfolio Turnover	99%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	5.1%
Energy	5.6%
Utilities	5.8%
Real Estate	6.5%
Materials	7.1%
Consumer Discretionary	7.7%
Communication Services	8.1%
Consumer Staples	9.9%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swiss Prime Site AG, Registered Shares	1.1%
Ageas SA	0.9%
Klepierre SA	0.9%
Orange SA	0.9%
Metro, Inc.	0.9%
Poste Italiane SpA	0.9%
Emera, Inc.	0.8%
Enbridge, Inc.	0.8%
Singapore Airlines Ltd.	0.8%
Power Corp. of Canada	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000210927
Shareholder Report [Line Items]
Fund Name	VictoryShares Emerging Markets Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector was a positive contributor to relative performance; and

  Stock selection in the financials and health care sectors contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector detracted from relative performance; and

  Stock selection in the consumer discretionary and information technology sectors detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $13,695	MSCI All Country World Index (regulatory broad based index) - $21,180	Nasdaq Emerging Market Large Mid Cap Index - $14,577	Nasdaq Victory Emerging Market Value Momentum Index - $14,941
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$10,345	$9,768	$9,480
6/19	$9,209	$10,940	$10,441	$9,309
6/20	$8,041	$11,170	$9,668	$8,188
6/21	$11,376	$15,556	$13,215	$11,623
6/22	$9,290	$13,106	$10,255	$9,575
6/23	$10,015	$15,273	$10,747	$10,520
6/24	$12,205	$18,232	$12,332	$13,236
6/25	$13,695	$21,180	$14,577	$14,941

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.51%	11.24%	4.18%
MSCI All Country World Index	16.17%	13.65%	10.26%
Nasdaq Emerging Market Large Mid Cap Index	18.21%	8.56%	5.03%
Nasdaq Victory Emerging Market Value Momentum Index	12.88%	12.78%	5.37%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 225,510,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 569,000
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$225,510
Number of Holdings	196
Investment Advisory Fees	$569
Portfolio Turnover	118%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	2.8%
Consumer Staples	5.7%
Energy	6.1%
Health Care	6.7%
Utilities	7.0%
Materials	8.1%
Consumer Discretionary	8.9%
Information Technology	11.8%
Industrials	14.5%
Financials	25.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

RHB Bank Bhd	1.3%
Tenaga Nasional Bhd	1.2%
SCB X PCL	1.1%
Kasikornbank PCL	1.0%
Sun Pharmaceutical Industries Ltd.	1.0%
Bank of Communications Co. Ltd., Class H	1.0%
Industrial & Commercial Bank of China Ltd., Class H	0.9%
AMMB Holdings Bhd	0.9%
China Construction Bank Corp., Class H	0.9%
Narayana Hrudayalaya Ltd.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000238316
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd U.S. Sector ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a maturing economic cycle with moderate economic activity and an increase in economic and trade policy uncertainty.

Top contributors to performance:

  The largest positive contributor to relative returns for the Fund was avoidance of some of the most economically-sensitive, or cyclical sectors (i.e. energy, materials). Collectively, these sectors underperformed the broader market, which we believe is evidence of a slowing-growth environment.

  The Fund maintained overweight positions in the financials and communication services sectors, both of which outperformed the S&P 500® Index during the ﬁscal year.

  The Fund positioned itself within the information technology sector, particularly within the software industry, which contributed positively to relative performance during the ﬁscal year.

Top detractors from performance:

  The Fund’s overweight allocation to more traditional defensive sectors, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

  The Fund’s avoidance of the industrials sector, which is typically considered to be more cyclical, or economically-sensitive, detracted from relative performance during the fiscal year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $17,709	S&P 500® Index (regulatory broad based index) - $18,010
10/22Footnote Reference*	$10,000	$10,000
12/22	$10,684	$10,741
3/23	$11,543	$11,546
6/23	$12,510	$12,556
9/23	$11,999	$12,145
12/23	$13,218	$13,565
3/24	$14,550	$14,997
6/24	$15,221	$15,639
9/24	$16,084	$16,560
12/24	$16,479	$16,959
3/25	$15,921	$16,234
6/25	$17,709	$18,010

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	16.35%Footnote Reference	23.40%Footnote Reference
S&P 500® Index	15.16%	24.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 559,301,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 1,806,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$559,301
Number of Holdings	321
Investment Advisory Fees	$1,806
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	9.0%
Consumer Discretionary	9.9%
Financials	14.6%
Communication Services	15.8%
Health Care	16.9%
Information TechnologyFootnote Reference**	33.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	9.9%
NVIDIA Corp.	5.2%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.3%
Broadcom, Inc.	1.8%
Netflix, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000250754
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Global Equity ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a global economic cycle that continues to exhibit signs of being at an advanced stage, particularly within developed economies.

Top contributors to performance:

  The largest positive contributor to relative returns was avoidance of some of the most economically-sensitive, or cyclical, U.S. sectors (i.e. energy, materials). Collectively, these sectors underperformed the broader market, which we believe is evidence of a slowing-growth environment.

  The Fund maintained overweight allocations to the U.S. financials and communication services sectors, both of which outperformed the S&P 500® Index during the ﬁscal year.

  The Fund positioned itself within the U.S. information technology sector, particularly within the software industry, which contributed positively to relative performance during the ﬁscal year.

  The Fund’s international positioning, particularly within Asia, contributed positively to relative performance during the fiscal year.

Top detractors from performance:

  The Fund’s overweight allocation to more traditional defensive U.S. sectors, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

  The Fund’s avoidance of the U.S. industrials sector, which is typically considered to be more cyclical, or economically-sensitive, detracted from relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,479	S&P 500® Index (regulatory broad based index) - $11,493
6/24Footnote Reference*	$10,000	$10,000
6/24	$10,006	$9,979
9/24	$10,656	$10,567
12/24	$10,440	$10,821
3/25	$10,422	$10,359
6/25	$11,479	$11,493

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	14.72%	14.37%
S&P 500® Index	15.16%	14.50%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,811,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 31,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$4,811
Number of Holdings	11
Investment Advisory Fees	$31
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
United States	67.7%
Japan	6.4%
China	3.4%
Taiwan	2.4%
India	2.4%
South Korea	2.2%
Australia	1.9%
United Kingdom	1.8%
Switzerland	1.3%
France	1.2%
Technology Select Sector SPDR Fund	18.1%
Vanguard FTSE All-World ex-US ETF	12.5%
Health Care Select Sector SPDR Fund	11.6%
Communication Services Select Sector SPDR Fund	10.7%
Financial Select Sector SPDR Fund	10.2%
Vanguard FTSE Pacific ETF	7.5%
iShares MSCI Emerging Markets Asia ETF	7.5%
Consumer Discretionary Select Sector SPDR Fund	7.0%
Consumer Staples Select Sector SPDR Fund	6.0%
iShares Expanded Tech-Software Sector ETF	5.8%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

C000250756
Shareholder Report [Line Items]
Fund Name	VictoryShares Hedged Equity Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$56Footnote Reference**	0.55%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 56	[11]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s overweight allocation to the utilities sector contributed positively to relative performance; and

  Stock selection in the health care sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight position in the energy sector detracted from relative performance; and

  Stock selection in the financials and industrials sectors detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,087	S&P 500® Index (regulatory broad based index) - $11,157
7/24Footnote Reference*	$10,000	$10,000
9/24	$10,573	$10,259
12/24	$10,715	$10,506
3/25	$10,790	$10,057
6/25	$11,087	$11,157

Average Annual Return [Table Text Block]
Since Inception
Fund @ Net Asset Value	10.87%
S&P 500® Index	11.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,434,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 117,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,434
Number of Holdings	221
Investment Advisory Fees	$117
Portfolio Turnover	76%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Information Technology	1.6%
Industrials	3.2%
Communication Services	4.4%
Consumer Discretionary	7.0%
Materials	7.3%
Health Care	7.5%
Energy	10.5%
Utilities	14.4%
Consumer Staples	17.6%
Financials	18.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Flowers Foods, Inc.	1.9%
Verizon Communications, Inc.	1.6%
General Mills, Inc.	1.6%
PepsiCo, Inc.	1.6%
Altria Group, Inc.	1.5%
Amcor PLC	1.5%
AT&T, Inc.	1.5%
Merck & Co., Inc.	1.4%
The Campbell's Company	1.4%
Kinder Morgan, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Rounds to less than $1 thousand.
[4]	No turnover rate due to the commencement of operations close to the reporting period end.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Rounds to less than $1 thousand.
[7]	No turnover rate due to the commencement of operations close to the reporting period end.
[8]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[9]	Rounds to less than $1 thousand.
[10]	No turnover rate due to the commencement of operations close to the reporting period end.
[11]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.